MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Equity Interest Held by NCI
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2025	2024
The British Virgin Islands
APWC General Holdings Limited	100.00%	100.00%
PRC (APWC) Holding Ltd.	100.00%	100.00%
Samray Inc.	100.00%	100.00%
Siam (APWC) Holdings Ltd.	100.00%	100.00%
Moon View Ltd.	100.00%	100.00%
Trigent Investment Holdings Limited	100.00%	100.00%
Crown Century Holdings Ltd.	100.00%	100.00%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100.00%	100.00%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cables Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC")	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacture of wire and cable products for the power and telecommunications industries in Thailand.
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2025	2024
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%

Schedule of Summarized Financial Information of Subsidiaries	This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue	176,862	172,793	166,933
Profit/(loss) before tax	3,268	7,234	(7,587)
Income tax expense	302	1,036	39
Profit/(loss) for the year	2,966	6,198	(7,626)
Other comprehensive income/(loss)	10,259	(270)	3,252
Total comprehensive income/(loss)	13,225	5,928	(4,374)
Profit/(loss) attributable to non-controlling interests	1,456	3,042	(3,742)
Dividends paid to non-controlling interests	285	—	285

Summarized balance sheets	CTW consolidated
	As of December 31,
	2025	2024
	US$’000	US$’000
Current assets	143,174	118,112
Non-current assets	49,491	46,542
Current liabilities	(57,916)	(38,805)
Non-current liabilities	(6,933)	(10,659)
Total equity	127,816	115,190

Equity attributable to:
Equity holders of the parent	65,097	58,666
Non-controlling interests	62,719	56,524
6.    MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Operating	(18,502)	29,970	(11,954)
Investing	(2,818)	(1,589)	(1,418)
Financing	14,858	(23,746)	(144)
Effect of changes in exchange rate on cash	1,393	147	27
Net (decrease) increase in cash and cash equivalents	(5,069)	4,782	(13,489)